Equity and preferred shares (Tables)	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Schedule of Compulsorily Convertible Preferred Shares

The Compulsorily Convertible Preferred Shares (CCPS), treated as mezzanine equity, consisted of the following:

	No of Shares	Total consideration (INR)	Price per share (USD)*
Series A	38,770	92,492	49
Series B	181,046	503,994	61
Series C	229,880	381,600	34
Series D	84,348	474,964	102
Series F	138,133	1,550,508	184
Series H	133,285	3,840,339	450
Series I	55,535	1,666,490	450

	860,997	8,510,387

*	Not in thousands